Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Revenue Percentage by Major Customer

Charterer	2018	2017	2016
A	15%	14%	13%
B	10%	11%	13%
C	10%	10%	9%